SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

SEC FILE NUMBER	0-50566
CUSIP NUMBER	811327105

|X|   Form 10-K   |  |   Form 20-F   |  |   Form 11-K   |  |   Form 10-Q   |  |   Form NSAR   |  |  Form N-CSR

For the period ended: December 31, 2006

|  |   Transition Report on Form 10-K
|  |   Transition Report on Form 20-F
|  |   Transition Report on Form 11-K
|  |   Transition Report on Form 10-Q
|  |   Transition Report on Form NSAR

For the transition period ended:
Read attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification related to a portion of the filing checked above, identify the item(s) to which notification relates:

Part I-Registrant Information
Full name of Registrant: Former name if Applicable: Address of Principal Executive Office (Street and Number): City, State and Zip Code:	Sea Breeze Power Corp Lobby Mail Box 91, 14th Floor, 333 Seymour Street Vancouver, British Columbia CANADA V6B 5A6

Part II-Rule 12b-25(b) and (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.(Check box if appropriate.)

|X|

(a)    The reasons described in detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)    The subject annual report, semi-annual report, transition report of Forms 10-K, 10-KSB, 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)    The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III-Narrative
State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-QSB, N-SAR, N-CSR or the transition report portion thereof could not be filed within the prescribed time period.

     The Registrant's Form 10-KSB, for the period ending December 31 2006, could not be filed within the prescribed time period due to incomplete legal counsel.

      As of June 2005, the Registrant no longer qualified as a foreign issuer and should have been advised by their legal counsel as to their new filing responsibilities as a domestic issuer.

      The Registrant and it's auditors are currently working to finalize the financial statements to US dollars and US GAAP, as per legal counsel's instructions.
Part IV-Other Information
     (1)   Name and telephone number of person to contact in regard to this notification:

Sam Kenny	604	689-2991

(Name)	(Area Code)	(Telephone Number)

     (2)   Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?
|  |   Yes   |X|   No
If the answer is no, identify report(s)

      During the preceding 12 months the Registrant was required to file a Form 10-QSB for the periods ending March 31, 2006, June 30, 2006 and September 30, 2006 and a Form 10-KSB for the period ending December 31, 2005.

     (3)    Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
|X|   Yes   |  |   No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     During the year ended December 31st 2005, Sea Breeze Power Corp. (the "Company") changed its' accounting policy with respect to its' project development costs from capitalizing all project related costs until such time as projects commence commercial operations to expensing project related development costs until such time as final development decisions with respect to each specific project are made. After a final positive development production decision is made on a project, project related development costs will be capitalized and amortized over the expected life of the project.

      This change resulted in restating $1,064,068 of pre-feasibility stage development costs being expensed for the comparative period ending December 31st, 2005. In addition, the change resulted in an increase in accumulated opening deficit of $8,015,682 as at January 1st 2005.

Sea Breeze Power Corp
Name of Registrant as Specified in Charter

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: April 04, 2007	By:	/s/ Paul B. Manson Paul B. Manson Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.
ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).